Financial Risk Management (Details) - Schedule of gearing ratio S/ in Thousands		12 Months Ended
		Dec. 31, 2022 PEN (S/)	Dec. 31, 2021 PEN (S/)
Schedule Of Gearing Ratio Abstract
Total borrowing, bonds and civil compensation	[1]	S/ 2,238,699	S/ 2,326,903
Less: Cash and cash equivalents		(917,554)	(957,178)
Net debt (a)		1,321,145	1,369,725
Total equity (b)		1,346,006	1,456,010
Total net debt plus equity (a) + (b)		S/ 2,667,151	S/ 2,825,735
Gearing ratio		0.5	0.48

[1]	The provision for civil compensation is included in other provisions (Note 21).